Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 18 – EQUITY

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC statutory laws totaled $2,386,119 and $2,632,797 as of December 31, 2020 and 2019.

Shares issuances

The Company is a company limited by shares established under the laws of the British Virgin Islands with 200,000,000 common shares authorized at $0.001 par value. As of December 31, 2020 and 2019, 24,135,000 and 23,160,000 common shares were issued and outstanding.

On September 5, 2019, the Company entered into a consulting service agreement with FirstTrust Group, Inc. (“FirstTrust”), pursuant to which FirstTrust would assist the Company with strategic initiatives over the service period from August 16, 2019 to August 15, 2020. The Company issued 400,000 of its common shares valued at $448,000 based on the fair market price of the Company’s shares, at $1.12 per share on September 5, 2019. The stock-based compensation is amortized over the service period. The Company recognized stock-based compensation expenses of $280,000 and $168,000 for the years ended December 31, 2020 and 2019, respectively.

Pursuant to the Company’s 2018 Incentive Plan, on January 22, 2020, the Company’s board of directors approved the issuance of an aggregate of 685,000 common shares of the Company with a fair value of $650,750 based on the Company’s share price of $0.95 per share at the grant date, as stock-based compensation to its directors and executives in exchange for their services for the period from January 1, 2020 to December 31, 2021. For the years ended December 31, 2020, the Company recognized stock-based compensation expenses of $325,375.

In addition, on February 3, 2020, the Company’s board of directors further approved the issuance of 290,000 common shares of the Company with a fair value of $333,500 based on the Company’s share price of $1.15 per share at the grant date, to award certain employees and one officer, in exchange for their services during the period from January 1, 2020 to December 31, 2021. For the years ended December 31, 2020, the Company recognized stock-based compensation expenses of $166,750.